Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Recognized at point in time:
Sales of goods	51,366	55,531	64,067

Recognized over time:
Rendering of services	247	224	294
Service for sample preparation	12	16	30
Services for order management solution	1,302	193	-
Recognized at point in time:	52,927	55,964	64,391

Schedule of Sales of Goods by Product

Sales of goods by product:

	For Financial Year Ended
	March 31, 2023		March 31, 2024		March 31, 2025
	USD’000	% of sales of goods	USD’000	% of sales of goods	USD’000	% of sales of goods
Brassiere	47,577	92.62	51,140	92.09	54,801	85.54
Top	-	-	-	-	2,661	4.15
Panty	188	0.37	775	1.40	1,271	1.98
Bodysuit	3,601	7.01	2,967	5.34	1,730	2.70
Swimsuit	-	-	211	0.38	2,697	4.21
Dress	-	-	307	0.55	39	0.06
Others	-	-	131	0.24	868	1.35
	51,366	100.00	55,531	100.00	64,067	100.00

Schedule of Sales of Goods and Services by Geographical Locations

Sales of goods and services by geographical locations:

	For Financial Year Ended
	March 31, 2023		March 31, 2024		March 31, 2025
	USD’000	% of revenue	USD’000	% of revenue	USD’000	% of revenue
North America	38,809	73.33	44,659	79.80	55,421	86.07
European	10,960	20.71	8,905	15.91	5,740	8.91
Asia Pacific	1,928	3.64	2,070	3.70	2,983	4.63
Latin America	937	1.77	163	0.29	91	0.14
Middle East	224	0.42	96	0.17	41	0.06
Others	69	0.13	71	0.13	115	0.18
	52,927	100.00	55,964	100.00	64,391	100.00